January 30, 2009







U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549


RE:  VANGUARD CHESTER FUNDS (THE "TRUST")
     FILE NO.  2-92948
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Commissioners:

Transmitted herewith pursuant to Rule 497 (j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.



Sincerely,


Michael J. Drayo
Associate Counsel
The Vanguard Group, Inc.